LORD ABBETT GLOBAL FUND, INC.

90 Hudson Street

Jersey City, NJ 07302

May 17, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Global Fund, Inc. (the “Registrant”)
1933 Act File No. 033-20309
1940 Act File No. 811-05476

Dear Sir or Madam:

Transmitted for filing on behalf of the Registrant, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and pursuant to the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed for the purpose of adding Lord Abbett Global Bond Fund as a new series of the Registrant and to reflect changes in the name and principal investment strategies of Lord Abbett Emerging Markets Currency Fund, a series of the Registrant.

Before the designated effective date of August 1, 2018, the Registrant intends to file another post-effective amendment that will update certain other information contained in the Registration Statement that is permitted to be included in such an amendment by Rule 485(b) under the Securities Act.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2966.

Sincerely,

/s/ Pamela Chen
Pamela Chen
Associate General Counsel
Lord, Abbett & Co. LLC